PROPERTY, PLANT AND EQUIPMENT, NET (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 1,168,347	$ 1,088,743	$ 574,252